Vessels (Tables)	6 Months Ended
Jun. 30, 2019
Vessels
Schedule of Vessels

Cost	Vessels
As of January 1, 2019	2,859,265
Additions	2,570
Return of capital expenditures	(4,021)
Fully amortized dry-docking component	(2,500)
As of June 30, 2019	2,855,314
Accumulated depreciation
As of January 1, 2019	349,982
Depreciation expense	43,734
Fully amortized dry-docking component	(2,500)
As of June 30, 2019	391,216
Net book value
As of December 31, 2018	2,509,283
As of June 30, 2019	2,464,098